NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund	Nationwide Global Sustainable Equity Fund (formerly,
Nationwide Amundi Strategic Income Fund	Nationwide Global Equity Fund)
Nationwide Bailard Cognitive Value Fund	Nationwide Government Money Market Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bailard International Equities Fund	Nationwide International Index Fund
Nationwide Bailard Technology & Science Fund	Nationwide International Small Cap Fund
Nationwide Bond Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bond Index Fund	Nationwide Loomis Core Bond Fund (formerly,
Nationwide California Intermediate Tax Free Bond Fund	Nationwide HighMark Bond Fund)
(formerly, Nationwide HighMark California Intermediate	Nationwide Loomis Short Term Bond Fund (formerly
Tax Free Bond Fund)	Nationwide HighMark Short Term Bond Fund)
Nationwide Core Plus Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Diamond Hill Large Cap Concentrated Fund	Nationwide S&P 500 Index Fund
(formerly, Nationwide HighMark Large Cap Core Equity	Nationwide Small Cap Index Fund
Fund)	Nationwide Small Company Growth Fund
Nationwide Dynamic U.S. Growth Fund (formerly,	Nationwide U.S. Small Cap Value Fund
Nationwide Growth Fund)	Nationwide WCM Focused Small Cap Fund (formerly,
Nationwide Emerging Markets Debt Fund	Nationwide HighMark Small Cap Core Fund)
Nationwide Fund	Nationwide Ziegler Equity Income Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Geneva Small Cap Growth Fund

Supplement dated November 16, 2018
to the Statement of Additional Information ("SAI")
dated February 28, 2018 (as revised September 24, 2018)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the SAI is amended as follows:

1.	All references to, and information regarding, Mikhail I. Alkhazov and Amy S. Croen are deleted in their entirety.

2.	The table included in the section "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of September 30, 2018)
Ziegler Capital Management, LLC
Gary Hurlbut, CFA	Nationwide Ziegler Equity Income Fund	None
Christian J. Greiner, CFA	Nationwide Ziegler NYSE Arca Tech 100 Index Fund	None

3.	The table included in the section "Other Managed Accounts" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of September 30, 2018)
Ziegler Capital Management, LLC
Gary Hurlbut, CFA	Mutual Funds: 1 account, $75.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 162 accounts, $1.053 billion total assets (1 account, $9.7 million total assets for which the advisory fee is based on performance)
Christian J. Greiner, CFA	Mutual Funds: 1 account, $86.3 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 108 accounts, $79.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE